Exhibit 99.1

Navient Student Loan Trust 2015-3

Monthly Servicing Report

Distribution Date 09/25/2017

Collection Period 08/01/2017 - 08/31/2017

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Wells Fargo - Indenture Trustee

Wells Fargo Bank, National Association - Eligible Lender Trustee

Navient Investment Corp. - Excess Distribution Certificateholder

Page 1 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 08/01/2017 - 08/31/2017, Distribution Date 09/25/2017

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	06/18/2015	07/31/2017	08/31/2017

	Principal Balance	$731,924,193.58	$572,050,124.59	$564,913,587.03
	Interest to be Capitalized Balance	5,723,713.00	3,455,121.10	3,528,324.11
	Pool Balance	$737,647,906.58	$575,505,245.69	$568,441,911.14
	Specified Reserve Account Balance	12,418,487.00	1,438,763.11	1,421,104.78
	Adjusted Pool (1)	$750,066,393.58	$576,944,008.80	$569,863,015.92
	Weighted Average Coupon (WAC)	5.90%	6.07%	6.06%
	Number of Loans	106,911	79,227	78,210
	Aggregate Outstanding Principal Balance - Tbill		$67,683,896.46	$66,849,411.34
	Aggregate Outstanding Principal Balance - LIBOR		$507,821,349.23	$501,592,499.80
	Pool Factor		0.764653276	0.755268475
	Since Issued Constant Prepayment Rate		5.30%	5.36%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	08/25/2017	09/25/2017

	A1	63939LAA5	$62,289,848.67	$55,315,070.68
	A2	63939LAB3	$486,000,000.00	$486,000,000.00
	B	63939LAC1	$20,000,000.00	$20,000,000.00

C	Account Balances	08/25/2017	09/25/2017

	Reserve Account Balance	$1,438,763.11	$1,421,104.78
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$2,985,717.70	$948,539.81
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	08/25/2017	09/25/2017

	Adjusted Pool Balance + Supplemental Loan Purchase	$576,944,008.80	$569,863,015.92
	Total Notes	$568,289,848.67	$561,315,070.68
	Difference	$8,654,160.13	$8,547,945.24
	Parity Ratio	1.01523	1.01523

Page 2 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 08/01/2017 - 08/31/2017, Distribution Date 09/25/2017

II.	Trust Activity 08/01/2017 through 08/31/2017

A	Student Loan Principal Receipts
	Borrower Principal	2,775,860.70
	Guarantor Principal	1,962,139.97
	Consolidation Activity Principal	3,958,747.82
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	(73.93)
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	50,297.45
	Total Principal Receipts	$8,746,972.01
B	Student Loan Interest Receipts
	Borrower Interest	976,884.31
	Guarantor Interest	78,654.89
	Consolidation Activity Interest	61,182.09
	Special Allowance Payments	202,673.85
	Interest Subsidy Payments	547,464.07
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	586.66
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	43,674.45
	Total Interest Receipts	$1,911,120.32
C	Reserves in Excess of Requirement	$17,658.33
D	Investment Income	$9,296.76
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$2,985,717.70
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(255,358.78)
	Floor Income Rebate Fees to Dept. of Education	$(3,066,420.16)
	Funds Allocated to the Floor Income Rebate Account	$(948,539.81)
M	AVAILABLE FUNDS	$9,400,446.37
N	Non-Cash Principal Activity During Collection Period	$(1,610,434.45)
O	Non-Reimbursable Losses During Collection Period	$25,186.66
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$50,584.78
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 08/01/2017 - 08/31/2017, Distribution Date 09/25/2017

III.	2015-3 Portfolio Characteristics

		08/31/2017				07/31/2017
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.25%	213	$893,173.54	0.158%	6.25%	222	$952,792.21	0.167%
	GRACE	6.31%	62	$300,139.22	0.053%	6.28%	92	$371,236.88	0.065%
	DEFERMENT	6.01%	6,972	$42,111,081.90	7.454%	6.02%	7,253	$43,841,693.48	7.664%

REPAYMENT:	CURRENT	6.00%	50,248	$345,476,555.37	61.156%	6.02%	50,829	$355,973,521.76	62.228%
	31-60 DAYS DELINQUENT	6.07%	3,320	$26,443,838.68	4.681%	6.03%	3,832	$30,166,683.70	5.273%
	61-90 DAYS DELINQUENT	6.08%	2,447	$18,998,691.90	3.363%	6.17%	2,278	$17,978,161.93	3.143%
	91-120 DAYS DELINQUENT	6.08%	1,070	$8,169,707.23	1.446%	6.34%	1,063	$8,235,725.19	1.440%
	> 120 DAYS DELINQUENT	6.15%	3,254	$24,580,227.22	4.351%	6.15%	3,309	$25,704,235.62	4.493%
	FORBEARANCE	6.27%	10,177	$94,654,752.31	16.756%	6.22%	9,935	$86,056,628.08	15.044%
	CLAIMS IN PROCESS	6.07%	445	$3,263,134.41	0.578%	6.13%	414	$2,769,445.74	0.484%
	AGED CLAIMS REJECTED	6.80%	2	$22,285.25	0.004%	0.00%	0	-	0.000%

TOTAL			78,210	$564,913,587.03	100.00%		79,227	$572,050,124.59	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 08/01/2017 - 08/31/2017, Distribution Date 09/25/2017

IV.	2015-3 Portfolio Characteristics (cont'd)

	08/31/2017	07/31/2017

Pool Balance	$568,441,911.14	$575,505,245.69
Outstanding Borrower Accrued Interest	$10,931,380.62	$10,956,034.77
Borrower Accrued Interest to be Capitalized	$3,528,324.11	$3,455,121.10
Borrower Accrued Interest >30 Days Delinquent	$2,316,466.09	$2,413,560.76
Total # Loans	78,210	79,227
Total # Borrowers	35,346	35,794
Weighted Average Coupon	6.06%	6.07%
Weighted Average Remaining Term	165.71	165.75
Non-Reimbursable Losses	$25,186.66	$17,162.77
Cumulative Non-Reimbursable Losses	$1,385,486.14	$1,360,299.48
Since Issued Constant Prepayment Rate (CPR)	5.36%	5.30%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	$18,630.86
Cumulative Rejected Claim Repurchases	$30,035.61	$30,035.61
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,638,800.50	$1,259,732.91
Borrower Interest Accrued	$2,714,583.56	$2,740,610.53
Interest Subsidy Payments Accrued	$177,504.82	$180,074.24
Special Allowance Payments Accrued	$45,444.29	$45,896.66

Page 5 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 08/01/2017 - 08/31/2017, Distribution Date 09/25/2017

V.	2015-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

	- GSL (1) - Subsidized	5.74%	32,959	111,693,686.36	19.772%
	- GSL - Unsubsidized	5.94%	26,911	138,048,026.51	24.437%
	- PLUS (2) Loans	7.91%	1,976	22,965,389.61	4.065%
	- SLS (3) Loans	4.55%	62	386,828.60	0.068%
	- Consolidation Loans	6.10%	16,302	291,819,655.95	51.657%

	Total	6.06%	78,210	$564,913,587.03	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

	- Four Year	6.06%	49,016	233,127,920.72	41.268%
	- Two Year	5.84%	10,650	33,357,618.50	5.905%
	- Technical	5.73%	2,207	6,846,681.43	1.212%
	- Other	6.10%	16,337	291,581,366.38	51.615%

	Total	6.06%	78,210	$564,913,587.03	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 08/01/2017 - 08/31/2017, Distribution Date 09/25/2017

VI.	2015-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$9,400,446.37
A	Trustee Fees	-	$9,400,446.37
B	Primary Servicing Fee	$123,294.11	$9,277,152.26
C	Administration Fee	$6,667.00	$9,270,485.26
D	Class A Noteholders' Interest Distribution Amount	$872,015.94	$8,398,469.32
E	Class B Noteholders' Interest Distribution Amount	$47,093.13	$8,351,376.19
F	Reserve Account Reinstatement	-	$8,351,376.19
G	Class A Noteholders' Principal Distribution Amount	$6,974,777.99	$1,376,598.20
H	Class B Noteholders' Principal Distribution Amount	-	$1,376,598.20
I	Class A Noteholders' Accelerated Principal Distribution Amount	-	$1,376,598.20
J	Class B Noteholders' Accelerated Principal Distribution Amount	-	$1,376,598.20
K	Unpaid Expenses of The Trustees	-	$1,376,598.20
L	Carryover Servicing Fee	-	$1,376,598.20
M	Remaining Amounts to the Noteholders after the first auction date	-	$1,376,598.20
N	Excess Distribution Certificateholder	$1,376,598.20	$(0.00)

Waterfall Triggers
A	Student Loan Principal Outstanding	$564,913,587.03
B	Interest to be Capitalized	$3,528,324.11
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,421,104.78
E	Less: Specified Reserve Account Balance	$(1,421,104.78)
F	Total	$568,441,911.14
G	Class A Notes Outstanding (after application of available funds)	$541,315,070.68
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 08/01/2017 - 08/31/2017, Distribution Date 09/25/2017

VII.	2015-3 Distributions

Distribution Amounts

	A1	A2	B

Cusip/Isin	63939LAA5	63939LAB3	63939LAC1
Beginning Balance	$62,289,848.67	$486,000,000.00	$20,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.32%	0.65%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	8/25/2017	8/25/2017	8/25/2017
Accrual Period End	9/25/2017	9/25/2017	9/25/2017
Daycount Fraction	0.08611111	0.08611111	0.08611111
Interest Rate*	1.55444%	1.88444%	2.73444%
Accrued Interest Factor	0.001338546	0.001622712	0.002354657
Current Interest Due	$83,377.80	$788,638.14	$47,093.13
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$83,377.80	$788,638.14	$47,093.13
Interest Paid	$83,377.80	$788,638.14	$47,093.13
Interest Shortfall	-	-	-
Principal Paid	$6,974,777.99	-	-
Ending Principal Balance	$55,315,070.68	$486,000,000.00	$20,000,000.00
Paydown Factor	0.027655741	0.000000000	0.000000000
Ending Balance Factor	0.219330177	1.000000000	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 08/01/2017 - 08/31/2017, Distribution Date 09/25/2017

VIII.	2015-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$568,289,848.67
	Adjusted Pool Balance	$569,863,015.92
	Overcollateralization Amount	$8,547,945.24
	Principal Distribution Amount	$6,974,777.99
	Principal Distribution Amount Paid	$6,974,777.99

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,438,763.11
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,438,763.11
	Required Reserve Acct Balance	$1,421,104.78
	Release to Collection Account	$17,658.33
	Ending Reserve Account Balance	$1,421,104.78

C	Floor Income Rebate Account
	Beginning Period Balance	$2,985,717.70
	Deposits for the Period	$948,539.81
	Release to Collection Account	$(2,985,717.70)
	Ending Balance	$948,539.81

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 08/01/2017 - 08/31/2017, Distribution Date 09/25/2017